FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

                 FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
              FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
                   FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
                      FIRST TRUST EUROPE ALPHADEX(R) FUND
               FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

                       SUPPLEMENT DATED FEBRUARY 18, 2015

   TO THE PROSPECTUS DATED MAY 1, 2014, AS SUPPLEMENTED ON SEPTEMBER 29, 2014
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014,
          AS SUPPLEMENTED ON SEPTEMBER 25, 2014 AND SEPTEMBER 29, 2014


1. First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Emerging Markets Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index"). The Fund will begin tracking the New Index on or about April 14, 2015. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. based on select securities from the NASDAQ Emerging Markets Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


2. First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Developed Markets Ex-US Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index"). The Fund will begin tracking the New Index on or about April 14, 2015. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. based on select securities from the NASDAQ Developed ex United States Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


3. First Trust Latin America AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Latin America Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index"). The Fund will begin tracking the New Index on or about April 14, 2015. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. based on select securities from the NASDAQ Latin America Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


4. First Trust Europe AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Europe Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index"). The Fund will begin tracking the New Index on or about April 14, 2015. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. based on select securities from the NASDAQ Europe Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


5. First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund")

           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            Notwithstanding anything to the contrary in the prospectus or statement of additional information for First Trust Exchange-Traded AlphaDEX(R) Fund II, with respect to the Fund set forth above, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Asia Pacific Ex-Japan Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index"). The Fund will begin tracking the New Index on or about April 14, 2015. The New Index is a modified equal-dollar weighted index calculated by The NASDAQ OMX Group, Inc. based on select securities from the NASDAQ Asia Pacific ex-Japan Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Fund's Index Provider will change to NASDAQ.


          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE